LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of Assets And Liabilities Lessee
The following table presents the balance sheet location of the Company’s operating leases.

March 31, 2022
ROU assets
Other assets	$3,809
Lease liabilities:
Other current liabilities	$1,648
Other liabilities	2,970

Total lease liabilities	$4,618

Schedule of Lessee, Operating Lease, Liability, Maturity
The following table presents maturities of the Company’s operating lease liabilities as of March 31, 2022, presented under ASC Topic 842.

March 31, 2022
Remaining 2022	$1,334
2023	1,622
2024	1,273
2025	644
2026	—
Thereafter	—

Total future minimum payments	$4,873
Less: Implied interest	255

Total lease liabilities	$4,618

Schedule of future minimum lease payments due under noncancelable operating lease
The following table presents future minimum rental payments under the Company’s noncancelable operating lease agreements as of December 31, 2021, presented under ASC Topic 840.

2022	$1,749
2023	1,599
2024	1,250
2025	632
2026	—
Thereafter	—

Total	$5,230

As of December 31, 2021, future minimum lease payments due under noncancelable operating lease agreements are shown in the following table.

2022	$1,749
2023	1,599
2024	1,250
2025	632
2026	—
Thereafter	—

Total	$5,230

As of December 31, 2021, future income due under noncancelable operating sublease agreements are shown in the following table.

2022	$981
2023	1,000
2024	1,019
2025	516
2026	—
Thereafter	—

Total	$3,516

Schedule of Lease, Cost
The following table presents supplemental operations statement information related to the Company’s operating leases and sublease agreements for the periods presented.

		Three Months Ended March 31,
	Statement of Operations Location	2022	2021 (a)
Operating lease expense	General and administrative expenses	$385	$267
Variable lease expense	General and administrative expenses	17	—
Sublease income	General and administrative expenses	(250)	(103)

(a)	Rent expense and sublease income as reported under ASC Topic 840.